2. Summary of Significant Accounting Policies: (k) Foreign Currency Transactions (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(k) Foreign Currency Transactions

(k) Foreign Currency Transactions

The consolidated financial statements of the Company are presented in United States Dollars ("US$"). Transactions in foreign currencies during the period are translated into US$ at the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into US$ at the exchange rates prevailing at that date. All transaction differences are recorded in the income statement.

The accompanying consolidated financial statements are presented in United States dollars (US$). The Company's subsidiary in Hong Kong has its local currency, Hong Kong Dollars ("HK$"), as its functional currency.  On consolidation, the financial statements of the Company's subsidiary in Hong Kong is translated from HK$ into US$ in accordance with FASB ASC Topic 830 Foreign Currency Matters (formerly SFAS No. 52, "Foreign Currency Translation").  During 2016, 2017 and 2018, the Hong Kong dollars are translated from HK$ with a ratio of US$1.00=HK$7.80, a fixed exchange rate maintained between Hong Kong and United States derived from the Hong Kong Monetary Authority pegging HK$ and US$ monetary policy. Accordingly, all assets and liabilities are translated at the exchange rates prevailing at the balance sheet dates and all income and expenditure items are translated at the average rates for each of the period. Translation of amounts from HK$ into US$ has been made at the following exchanges rates for the respective periods:

	For the Years Ended March 31,
	2018	2017	2016

Twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Average twelve months ended HKD:USD exchange rate	7.8	7.8	7.8
Twelve months ended RMB:USD exchange rate	6.23944	N/A	N/A
Average twelve months ended RMB:USD exchange rate	6.23944	N/A	N/A